SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund

June 30, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 47.7%
Basic Materials — 1.2%
$165,000	Georgia-Pacific LLC, 4.40%, 6/30/28(a)	$165,849
42,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(a)	41,597
100,000	Nutrien Ltd., 5.95%, 11/7/25	100,412
535,000	Syensqo Finance America LLC, 5.65%, 6/4/29(a)	554,503
		862,361
Communications — 0.8%
540,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 6/1/29	565,411

Consumer, Cyclical — 5.4%
600,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 5.07%, 10/22/27(b)	599,487
515,000	Aptiv Swiss Holdings Ltd., 4.65%, 9/13/29	513,757
500,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	501,289
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 5.42%, 2/26/27(b)	264,325
545,000	Hyundai Capital America, 4.88%, 6/23/27(a)	548,092
400,000	Hyundai Capital America, 5.30%, 3/19/27(a)	404,487
605,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(a)	606,150
500,000	Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(a)	508,032
		3,945,619
Consumer, Non-cyclical — 4.2%
375,000	Amgen, Inc., 5.15%, 3/2/28	383,103
475,000	CVS Health Corp., 5.00%, 2/20/26	475,363
200,000	Elevance Health, Inc., 4.90%, 2/8/26	200,017
550,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	551,152
525,000	HCA, Inc., 5.20%, 6/1/28	536,445
480,000	Royalty Pharma Plc, 5.15%, 9/2/29	489,614
415,000	Solventum Corp., 5.45%, 2/25/27(a)	420,686
		3,056,380
Energy — 2.3%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	96,914
450,000	Columbia Pipelines Holding Co. LLC, 6.06%, 8/15/26(a)	455,094
540,000	Energy Transfer LP, 5.25%, 7/1/29	553,452
500,000	Enterprise Products Operating LLC, 5.05%, 1/10/26	501,305
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	120,861
		1,727,626
Financial — 26.4%
255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 9/10/29	255,069
1,000,000	American Express Co., 6.34%, 10/30/26(c)	1,005,898
250,000	Athene Global Funding, 1.61%, 6/29/26(a)	243,134

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$125,000	Athene Global Funding, 1.73%, 10/2/26(a)	$120,683
750,000	Bank of America Corp., 5.08%, 1/20/27(c)	752,191
175,000	Bank of Montreal, 5.00%, 1/27/29(c)	177,870
510,000	Barclays Plc, 5.30%, 8/9/26(c)	510,246
390,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.44%, 3/3/27(b)	392,702
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.16%, 6/9/27(b)	350,218
620,000	Citizens Financial Group, Inc., 5.84%, 1/23/30(c)	641,913
170,000	Comerica, Inc., 5.98%, 1/30/30(c)	174,100
540,000	Credit Agricole SA, 1.25%, 1/26/27(a),(c)	529,751
500,000	Credit Agricole SA, 5.34%, 1/10/30(a),(c)	511,412
275,000	Crown Castle, Inc., REIT, 1.35%, 7/15/25	274,611
570,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	579,540
200,000	DNB Bank ASA, 1.54%, 5/25/27(a),(c)	194,864
565,000	Equitable America Global Funding, 4.65%, 6/9/28(a)	569,235
300,000	GA Global Funding Trust, 2.25%, 1/6/27(a)	289,808
750,000	Goldman Sachs Group, Inc. (The), 4.94%, 4/23/28(c)	756,223
450,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	450,572
750,000	HSBC Holdings Plc, 4.29%, 9/12/26(c)	749,312
750,000	HSBC Holdings Plc, 5.60%, 5/17/28(c)	764,340
175,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	176,878
1,000,000	JPMorgan Chase & Co., 6.07%, 10/22/27(c)	1,021,427
425,000	KeyBank NA, 4.15%, 8/8/25	424,416
510,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	509,947
600,000	Lloyds Banking Group Plc, 4.82%, 6/13/29(c)	605,412
240,000	Lloyds Banking Group Plc, 5.09%, 11/26/28(c)	243,153
200,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(a)	208,901
425,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	424,821
760,000	Met Tower Global Funding, 4.00%, 10/1/27(a)	755,898
765,000	Morgan Stanley, 5.05%, 1/28/27(c)	767,225
700,000	New York Life Global Funding, 3.90%, 10/1/27(a)	695,800
350,000	Nomura Holdings, Inc., 5.10%, 7/3/25	350,000
460,000	PNC Bank NA, 4.54%, 5/13/27(c)	460,362
1,000,000	PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27(c)	1,028,260
500,000	Truist Financial Corp., MTN, 7.16%, 10/30/29(c)	540,943
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	414,445
385,000	Wells Fargo & Co., Series W, GMTN, 4.90%, 1/24/28(c)	387,802
		19,309,382
Industrial — 0.4%
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	290,564

Technology — 4.5%
750,000	Broadcom, Inc., 3.46%, 9/15/26	742,948
500,000	Broadcom, Inc., 4.80%, 4/15/28	507,268
525,000	Micron Technology, Inc., 5.38%, 4/15/28	539,313
500,000	Oracle Corp., 3.25%, 11/15/27	488,478
295,000	Oracle Corp., 5.80%, 11/10/25	296,193

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$450,000	Synopsys, Inc., 4.65%, 4/1/28	$454,597
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	193,465
49,000	Western Digital Corp., 4.75%, 2/15/26	48,880
		3,271,142
Utilities — 2.5%
275,000	Ameren Corp., 1.95%, 3/15/27	265,020
250,000	CenterPoint Energy, Inc., (TBA), 1.45%, 6/1/26	243,130
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	244,694
500,000	NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	507,029
260,000	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	260,381
300,000	System Energy Resources, Inc., 6.00%, 4/15/28	312,311
		1,832,565

Total Corporate Bonds		34,861,050
(Cost $34,562,444)
Asset Backed Securities — 40.1%
157,512	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(a)	158,098
306,867	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(a)	308,753
347,475	ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(a)	353,015
201,811	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(a)	202,111
175,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(a)	175,504
685,000	Ally Auto Receivables Trust, Series 2023-A, Class C, 6.08%, 1/17/34(a)	694,510
485,001	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28(a)	483,011
675,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class C, 6.27%, 1/22/29(a)	683,380
750,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30(a)	785,718
100,000	Carmax Auto Owner Trust, Series 2021-4, Class C, 1.38%, 7/15/27	98,183
380,000	Carmax Auto Owner Trust, Series 2022-4, Class C, 6.49%, 7/17/28	390,560
365,000	Carmax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	381,580
525,000	Carmax Auto Owner Trust, Series 2024-3, Class C, 5.28%, 3/15/30	533,468
36,487	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	36,291
85,219	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	82,352
85,700	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	82,468
620,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(a)	603,286

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.28%, 4/20/31(a),(b)	$497,750
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	504,650
700,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30(a)	708,361
750,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	761,119
225,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(a)	226,138
252,410	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	250,464
995,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.62%, 2/15/29(a)	1,022,452
341,152	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.32%, 5/15/28	342,806
750,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	762,654
550,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	559,763
475,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class C, 6.85%, 1/16/29	485,157
800,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	830,244
525,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	530,290
845,000	Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34(a)	816,892
710,000	Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class B, 1.32%, 9/15/27	704,491
640,000	Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class C, 1.87%, 9/15/27	632,115
425,000	Gm Financial Automobile Leasing Trust, Series 2025-2, Class B, 4.80%, 4/20/29	427,185
389,509	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.51%, 1/20/27	389,615
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1,007,831
700,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(a)	708,823
575,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(a)	586,423
470,000	Lendbuzz Securitization Trust, Series 2025-2A, Class A2, 5.18%, 5/15/30(a)	471,265
101,032	Marlette Funding Trust, Series 2023-3A, Class B, 6.71%, 9/15/33(a)	101,196
600,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(a)	603,861
1,000,000	NextGear Floorplan Master Owner Trust, Series 2025-1A, Class B, 4.89%, 2/15/30(a)	998,675

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$409,932	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(a)	$411,594
130,959	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	130,472
114,498	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	114,004
750,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class C, 3.76%, 7/16/29	744,805
625,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77%, 12/15/28	632,873
475,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, 12/15/31	486,859
505,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	513,450
425,000	SBNA Auto Receivables Trust, Series 2025-SF1, Class B, 5.12%, 3/17/31(a)	425,058
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.26%, 7/15/31(a),(b)	498,150
360,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	363,971
550,000	Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(a)	550,794
475,000	Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27(a)	477,332
610,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(a)	626,724
500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(a)	507,979
450,000	Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 6/20/33(a)	454,868
425,013	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(a)	425,790
215,000	Verizon Master Trust, Series 2023-1, Class C, 4.98%, 1/22/29	214,971
750,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14%, 10/15/30(a)	756,923

Total Asset Backed Securities		29,319,125
(Cost $29,158,110)
Collateralized Mortgage Obligations — 7.3%
300,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 6.11%, 2/25/44(a),(b)	302,531
316,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.01%, 7/25/44(a),(b)	317,086
355,216	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	360,329
95,074	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (SOFR30A + 2.000%), 6.31%, 4/25/42(a),(b)	95,995
75,241	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 6.41%, 3/25/43(a),(b)	76,513

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$185,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 5.76%, 10/25/44(a),(b)	$185,256
710,000	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(a)	710,463
490,309	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 5.49%, 8/25/55(a),(d)	492,608
277,672	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	279,053
372,814	OBX Trust, Series 2025-NQM10, Class A1, 5.45%, 5/25/65(a)	373,718
395,000	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(a)	395,783
382,722	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	384,530
270,351	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	270,286
427,650	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	431,854
700,000	Verus Securitization Trust, Series 2025-5, Class A1, 5.43%, 6/25/70(a)	702,228

Total Collateralized Mortgage Obligations		5,378,233
(Cost $5,368,714)
U.S. Treasury Obligations — 2.7%
U.S. Treasury Bill — 2.7%
2,000,000	U.S. Treasury Bill- When Issued, 4.25%, 7/15/25(e)	1,996,782

Total U.S. Treasury Obligations		1,996,782
(Cost $1,996,716)
U.S. Government Agency Backed Mortgages — 0.3%
Fannie Mae — 0.3%
218,222	Pool #CB7160, 6.50%, 9/1/53	225,379
1,027	Series 2001-70, Class OF, (SOFR30A + 1.064%), 5.37%, 10/25/31(b)	1,037
839	Series 2009-87, Class FX, (SOFR30A + 0.864%), 5.17%, 11/25/39(b)	843
		227,259
Freddie Mac — 0.0%
767	Series 2448, Class FT, (SOFR30A + 1.114%), 5.42%, 3/15/32(b)	776
875	Series 2488, Class FQ, (SOFR30A + 1.114%), 5.42%, 3/15/32(b)	886
34	Series 3770, Class FP, (SOFR30A + 0.614%), 4.92%, 11/15/40(b)	34
		1,696

Total U.S. Government Agency Backed Mortgages		228,955
(Cost $226,223)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Investment Company — 0.8%
541,685	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	$541,685

Total Investment Company		541,685
(Cost $541,685)

Total Investments		$72,325,830
(Cost $71,853,892) — 98.9%
Other assets in excess of liabilities — 1.1%		825,969
NET ASSETS — 100.0%		$73,151,799

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(f)	Affiliated investment.
Financial futures contracts as of June 30, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	101	September 2025	$85,713	USD	$21,010,367	Citigroup Global Markets, Inc.
Total			$85,713

Abbreviations used are defined below:
GMTN - Global Medium Term Note
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar